SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2021	Mar. 18, 2021	Mar. 11, 2021	Jan. 26, 2021	Nov. 16, 2020	Mar. 31, 2021	Mar. 31, 2020	Apr. 26, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 11, 2020
Subsequent Event [Line Items]
Debt instrument, interest rate					16.60%
Common stock, par value					$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Warrants to purchase shares of common stock									14,507,388,226	15,002,388,203
Accrued interest										$ 1,226,901
Common stock, shares authorized					300,000,000,000				300,000,000,000	300,000,000,000	300,000,000,000	2,000,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued							1,000,000	217,796,200	453,328,000	1,000,000	5,663,301
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | 2021 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, shares authorized		4,700,000,000
Subsequent Event [Member] | Note Holder [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued	3,000,000
Share price per share	$ 0.007
Subsequent Event [Member] | Mr. Alstodt [Member]
Subsequent Event [Line Items]
Increase in annual salary		$ 150,000
Subsequent Event [Member] | Mr. Alstodt [Member] | Ten Year Option [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued		1,173,917,974
Stock option period		10 years
Restricted common shares		586,958,987
Subsequent Event [Member] | Mr. Silva [Member]
Subsequent Event [Line Items]
Increase in annual salary		$ 150,000
Subsequent Event [Member] | Mr. Silva [Member] | Ten Year Option [Member]
Subsequent Event [Line Items]
Number of shares of common stock issued		1,173,917,974
Stock option period		10 years
Restricted common shares		586,958,987
Subsequent Event [Member] | Auctus [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Number of shares of common stock issued						294,328,000
Share price per share						$ 0.01
Subsequent Event [Member] | Auctus [Member] | Class A Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock	332,805,400
Warrant exercise price	$ 0.0005
Warrants expiration date	Nov. 16, 2025
Subsequent Event [Member] | Auctus [Member] | Class B Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock	166,402,700
Warrant exercise price	$ 0.001
Secured Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date	Nov. 16, 2023
Debt instrument, interest rate	7.00%
[custom:PlanCostPercentage]	110.00%
Unsecured Convertible Notes [Member] | Auctus [Member]
Subsequent Event [Line Items]
Debt principal amount					$ 3,261,819
Unsecured Convertible Notes [Member] | Subsequent Event [Member] | Auctus [Member]
Subsequent Event [Line Items]
Debt principal amount	$ 532,499
Convertible Notes Payable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount			$ 92,666	$ 118,397
Number of shares of common stock issued			8,285,719	11,123,856
Share price per share			$ 0.015	$ 0.012
Accrued interest			$ 1,460	$ 1,151
Debtor-In-Possession Funding [Member] | Auctus [Member] | Class A Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock					2,453,802,480
Debtor-In-Possession Funding [Member] | Auctus [Member] | Class B Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock					1,226,901,240
Number of shares of common stock issued					671,124,200					217,796,200
Debtor-In-Possession Funding [Member] | Secured Convertible Note [Member] | Auctus [Member]
Subsequent Event [Line Items]
Debtor-in-possession funding, percentage					110.00%
Debt principal amount					$ 1,349,591
Debt instrument, maturity date					Nov. 16, 2023
Debtor-In-Possession Funding [Member] | Secured Convertible Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debtor-in-possession funding, percentage	110.00%
Debt principal amount	$ 183,043
Debt instrument, maturity date	Nov. 16, 2023
Debt instrument, interest rate	7.00%
Alstodt Employment Agreement [Member] | Mr. Alstodt [Member]
Subsequent Event [Line Items]
Annual salary		$ 250,000
Increase in annual salary		$ 50,000							$ 150,000
Restricted common shares		86,958,987
Alstodt Employment Agreement [Member] | Subsequent Event [Member] | Mr. Alstodt [Member]
Subsequent Event [Line Items]
Annual salary		$ 250,000
Increase in annual salary		50,000
Silva Employment Agreement [Member] | Mr. Silva [Member]
Subsequent Event [Line Items]
Annual salary		225,000
Increase in annual salary		$ 50,000							$ 150,000
Restricted common shares		586,958,987
Silva Employment Agreement [Member] | Subsequent Event [Member] | Mr. Silva [Member]
Subsequent Event [Line Items]
Annual salary		$ 225,000
Increase in annual salary		$ 50,000